CHAPMAN AND CUTLER LLP                             Filed pursuant to Rule 497(j)
111 WEST MONROE STREET                              Registration Nos. 333-178767
CHICAGO, ILLINOIS 60603                                            and 811-22652


                                  May 1, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


    Re:    First Trust Variable Insurance Trust (the "Registrant")
                             File No. 333-178767
           -------------------------------------------------------

      On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio and First Trust Dorsey Wright Tactical Core Portfolio, each a series of the Registrant. Post-Effective Amendment No. 21 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 13, 2017.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  -----------------------------
                                                      Morrison C. Warren